INCOME TAXES - Reconciliation of Income Tax Computed at the U.S. Federal Statutory Rates to Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount
Income tax benefit (expense) at statutory rates									$ 317,250	$ (82,382)	$ 3,070
State income taxes, net of federal tax effect									23,378	(4,602)	2,238
Foreign income taxes									(19,409)	(23,555)	(18,686)
Nondeductible items									(646)	(687)	(754)
Changes in valuation allowance and other estimates									(148,389)	34,597	(33,684)
U.S. tax reform									228,010	0	0
U.S. rate differential on impairment of related party note									(115,755)	0	0
Other, net									(4,221)	(870)	(2,127)
Income tax benefit (expense)	$ 293,118	$ (16,347)	$ (18,390)	$ 21,837	$ (39,920)	$ 3,619	$ 21,719	$ (62,917)	$ 280,218	$ (77,499)	$ (49,943)
Percent
Income tax benefit (expense) at statutory rates									35.00%	35.00%	35.00%
State income taxes, net of federal tax effect									2.60%	2.00%	25.50%
Foreign income taxes									(2.10%)	9.90%	(213.00%)
Nondeductible items									(0.10%)	0.30%	(8.60%)
Changes in valuation allowance and other estimates									(16.40%)	(14.70%)	(384.00%)
U.S. tax reform									25.20%	0.00%	0.00%
U.S. rate differential on impairment of related party note									(12.80%)	0.00%	0.00%
Other, net									(0.50%)	0.40%	(24.20%)
Income tax benefit (expense)									30.90%	32.90%	(569.30%)